Commitments And Contingencies (Tables)	Nov. 18, 2019
Lease Commitments	Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year as of December 31, 2018 are as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
(millions)
Dominion Energy	$64	$61	$55	$47	$38	$384	$649
Virginia Power	34	32	28	22	16	106	238
Dominion Energy Gas	12	11	9	7	4	3	46

Nuclear Insurance	The current levels of nuclear property insurance coverage for Dominion Energy and Virginia Power’s nuclear units are as follows:

Coverage
(billions)
Dominion Energy
Millstone	$1.70
Kewaunee	0.05
Virginia Power (1)
Surry	$1.70
North Anna	1.70

(1)	Surry and North Anna share a blanket property limit of $200 million.

Schedule Of Subsidiary Guarantees
At December 31, 2018, Dominion Energy had issued the following subsidiary guarantees:

Maximum Exposure
(millions)
Commodity transactions (1)	$2,186
Nuclear obligations (2)	179
Cove Point (3)	1,900
Solar (4)	659
Other (5)	420

Total (6)	$5,344

(1)
Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.

(2)	Guarantees related to certain DGI subsidiaries’ regarding all aspects of running a nuclear facility.

(3)
Guarantees related to Cove Point, in support of terminal services, transportation and construction. Cove Point has two guarantees that have no maximum limit and, therefore, are not included in this amount.

(4)
Includes guarantees to facilitate the development of solar projects. Also includes guarantees entered into by DGI on behalf of certain subsidiaries to facilitate the acquisition and development of solar projects.

(5)
Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Due to the uncertainty of worker’s compensation claims, the parental guarantee has no stated limit. Also included are guarantees related to certain DGI subsidiaries’ obligations for equity capital contributions and energy generation associated with Fowler Ridge and NedPower. As of December 31, 2018, Dominion Energy’s maximum remaining cumulative exposure under these equity funding agreements is $
4
 million through 2019 and its maximum annual future contribution is approximately $
4
 million.

(6)	Excludes Dominion Energy’s guarantee for the construction of the new corporate office property discussed further within Lease Commitments above.

Virginia Electric and Power Company
Long-term Purchase Commitment
At December 31, 2018, Virginia Power had the following long-term commitments that are noncancelable or are cancelable only under certain conditions, and that a third party has used to secure financing for the facility that will provide the contracted goods or services:

	2019	2020	2021	2022	2023	Thereafter	Total
(millions)
Purchased electric capacity (1)	$60	$52	$46	$—	$—	$—	$158

(1)
Commitments represent estimated amounts payable for capacity under power purchase contracts with independent power producers, which end in 2021. Capacity payments under the contracts are generally based on fixed dollar amounts per month, subject to escalation using broad based economic indices. At December 31, 2018, the present value of Virginia Power’s total commitment for capacity payments is $142 million. Capacity payments totaled $50 million, $114 million and $248 million, and energy payments totaled $42 million, $72 million and $126 million for the years ended 2018, 2017 and 2016, respectively.

SCANA
Long-term Purchase Commitment
SCANA has the following long-term commitments that are noncancelable or are cancelable only under certain conditions, and that a third party has used to secure financing for the facility that will provide the contracted goods or services:

2019		2020	2021	2022	2023	Thereafter	Total
(millions)
Purchased electric capacity (1)	$31	$30	$30	$30	$30	$310	$461

(1)
Commitments represent estimated amounts payable for capacity under power purchase contracts with qualifying facilities which expire at various dates through 2046. Capacity payments under the contracts are generally based on fixed dollar amounts per month.

Lease Commitments
SCANA obligated under various operating leases for land, office space, furniture, equipment, rail cars and airplanes. Such leases expire at various dates through 2057.

	2019	2020	2021	2022	2023	Thereafter	Total

(millions)
Operating leases	$ 10	$ 8	$ 7	$ 6	$ 4	$ 30	$ 65